Securities	12 Months Ended
Dec. 31, 2015
Securities [Abstract]
Securities

NOTE 4 – SECURITIES

The amortized cost and fair value of securities as of December 31, 2015 and 2014 are as follows:

	2015		2014
	Amortized cost	Fair value	Amortized cost	Fair value
Available-for-sale:
U.S. Government and agencies	$3,998,025	$3,966,390	$9,640,249	$9,537,052
Obligations of states and political subdivisions	71,589,038	73,481,892	56,605,455	58,098,524
Mortgage-backed	104,223,205	104,479,413	137,073,902	137,818,544
Other	1,001,888	1,001,343	1,001,888	1,006,943

Total	$180,812,156	$182,929,038	$204,321,494	$206,461,063

A summary of unrealized gains and losses on securities at December 31, 2015 and 2014 follows:

	2015		2014
	Gross unrealized gains	Gross unrealized losses	Gross unrealized gains	Gross unrealized losses
Available-for-sale:
U.S. Government and agencies	$-	$31,635	$-	$103,197
Obligations of states and political subdivisions	1,959,662	66,808	1,674,221	181,152
Mortgage-backed	1,070,629	814,421	1,556,536	811,894
Other	-	545	5,055	-

Total	$3,030,291	$913,409	$3,235,812	$1,096,243

The amortized cost and fair value of securities at December 31, 2015, by contractual maturity, are shown below.  Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair value

Due in one year or less	$1,124,806	$1,136,513
Due after one year through five years	16,503,553	16,738,420
Due after five years through ten years	53,752,354	55,277,996
Due after ten years	108,429,555	108,774,766
Other securities having no maturity date	1,001,888	1,001,343
Total	$180,812,156	$182,929,038

Securities with a carrying value of approximately $22,606,000 at December 31, 2015 and $20,168,000 at December 31, 2014 were pledged to secure public deposits and for other purposes as required or permitted by law.

The following table presents gross unrealized losses and fair value of debt securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2015 and 2014:

	Securities in a continuous unrealized loss position
	Less than 12 months		12 months or more		Total
2015	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses	Total Fair value
U.S. Government and agencies	$31,635	$3,966,390	$-	$-	$31,635	$3,966,390
Obligations of states and political
subdivisions	44,058	6,034,425	22,750	1,448,020	66,808	7,482,445
Mortgage-backed	230,224	26,676,316	584,197	23,859,250	814,421	50,535,566
Other	545	1,001,343	-	-	545	1,001,343
Total temporarily impaired
securities	$306,462	$37,678,474	$606,947	$25,307,270	$913,409	$62,985,744

	Less than 12 months		12 months or more		Total
2014	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses	Total Fair value
U.S. Government and agencies	$9,932	$990,000	$93,265	$8,547,052	$103,197	$9,537,052
Obligations of states and political
subdivisions	9,008	2,523,529	172,145	11,140,718	181,152	13,664,247
Mortgage-backed	47,257	14,086,483	764,637	37,948,535	811,894	52,035,018
Total temporarily impaired
securities	$66,197	$17,600,012	$1,030,047	$57,636,305	$1,096,243	$75,236,317

There were 74  securities in an unrealized loss position at December 31, 2015, 29 of which were in a continuous unrealized loss position for 12 months or more.  Management has considered industry analyst reports, whether downgrades by bond rating agencies have occurred, sector credit reports, issuer’s financial condition and prospects, the Corporation’s ability and intent to hold securities to maturity, and volatility in the bond market, in concluding that the unrealized losses as of December 31, 2015 were primarily the result of customary and expected fluctuations in the bond market.  As a result, all security impairments as of December 31, 2015 are considered to be temporary.

Gross realized gains from sale of securities, including securities calls, amounted to $141,318  in 2015, $412,812 in 2014, and $134,848 in 2013, with the income tax provision applicable to such gains amounting to $48,048  in 2015, $140,356 in 2014, and $45,848 in 2013.  Gross realized losses from sale of securities amounted to $25,702 in 2015, $13,052 in 2014, and $671 in 2013 with related income tax effect of $8,739  in 2015, $4,438 in 2014, and $228 in 2013.